SUPPLEMENT DATED DECEMBER 12, 2011

TO PROSPECTUS DATED APRIL 29, 2011
FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE AND
FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

This supplement contains information about the Invesco V.I. Capital Appreciation Fund and the Invesco V.I. Capital Development Fund that are available under your Policy.

The Board of Trustees of the Invesco Funds approved a proposal to reorganize the following AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (each an “Acquired Fund”) with and into the corresponding acquiring fund (each, an “Acquiring Fund”) listed in the table below:

Acquired Fund	Acquiring Fund
Invesco V.I. Capital Appreciation Fund	Invesco Van Kampen V.I. Capital Growth Fund
Invesco V.I. Capital Development Fund	Invesco Van Kampen V.I. Mid Cap Growth Fund

The reorganization is subject to certain conditions, including approval by shareholders of the Acquired Funds. A combined proxy statement/prospectus will be sent to shareholders of the Acquired Funds to seek their approval of the reorganization. It is currently anticipated that a shareholder meeting regarding the reorganization will be held in or around April, 2012.

If shareholders approve the proposal relating to the reorganization, shortly after shareholder approval, all of the assets of the Acquired Funds will be transferred to the corresponding Acquiring Fund. Shareholders of the Acquired Funds will receive shares of the Acquiring Funds in exchange for their shares of the corresponding Acquired Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Protector 2, Survivorship 2, Protector, Accumulator, Accumulator II                                                                                                                                  12/2011